Variable Interest Entities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Total assets	$ 2,129,640	$ 2,202,685
Total liabilities	905,564	969,611
OCY Aurora Ltd [Member]
Variable Interest Entity [Line Items]
Total assets	171,000	179,800
Total liabilities	$ 58,700	$ 61,400
PT Navigator Khatulistiwa [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	49.00%
OCY Aurora Ltd [Member]
Variable Interest Entity [Line Items]
Operating lease term	13 years
Call option initial value	$ 44,800
Navigator Crewing Philippines Inc. [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	25.00%
Navigator Gas Services Philippines Inc. [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%